Earnings Per Equity Share - Summary of Basic Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 113,500	$ 1,381	₨ 122,191	₨ 107,946
Weighted average number of equity shares outstanding	5,477,466,573	5,477,466,573	5,466,705,840	5,649,265,885
Basic earnings per share | (per share)	₨ 20.73	$ 0.25	₨ 22.35	₨ 19.11